T. ROWE PRICE MID-CAP GROWTH FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 93.4%
COMMUNICATION SERVICES 1.5%
Interactive Media & Services 1.5%
IAC/InterActiveCorp (1)	2,300,000	501,331
Total Communication Services		501,331
CONSUMER DISCRETIONARY 14.2%
Auto Components 1.3%
Aptiv	3,850,000	336,567
Visteon (1)(2)	1,400,000	115,556
		452,123
Diversified Consumer Services 0.7%
ServiceMaster Global Holdings (1)	3,975,482	222,229
		222,229
Hotels, Restaurants & Leisure 5.5%
Darden Restaurants	875,000	103,442
Dunkin' Brands Group	2,500,000	198,400
Hilton Worldwide Holdings	2,500,000	232,775
Marriott International, Class A	1,500,000	186,555
MGM Resorts International	13,750,000	381,150
Norwegian Cruise Line Holdings (1)	8,500,000	440,045
Vail Resorts	1,250,000	284,450
		1,826,817
Internet & Direct Marketing Retail 0.0%
Chewy, Class A (1)	550,000	13,519
		13,519
Multiline Retail 2.5%
Dollar General	3,200,000	508,608
Dollar Tree (1)	2,750,000	313,940
		822,548
Specialty Retail 2.9%
Burlington Stores (1)	2,000,000	399,640
CarMax (1)	1,500,000	132,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Michaels (1)	2,250,000	22,028
O'Reilly Automotive (1)	500,000	199,255
Tiffany	1,000,000	92,630
Ulta Beauty (1)	450,000	112,792
		958,345
Textiles, Apparel & Luxury Goods 1.3%
Levi Strauss, Class A (2)	3,000,000	57,120
Tapestry	9,750,000	253,988
VF	1,281,370	114,029
		425,137
Total Consumer Discretionary		4,720,718
CONSUMER STAPLES 2.4%
Food & Staples Retailing 1.4%
Casey's General Stores (2)	1,900,000	306,204
Kroger	2,500,000	64,450
Sprouts Farmers Market (1)(2)	6,000,000	116,040
		486,694
Food Products 1.0%
Conagra Brands	4,250,000	130,390
TreeHouse Foods (1)(2)	3,500,000	194,075
		324,465
Total Consumer Staples		811,159
ENERGY 2.3%
Oil, Gas & Consumable Fuels 2.3%
Cabot Oil & Gas	6,000,000	105,420
Concho Resources	5,000,000	339,500
Continental Resources (1)	3,000,000	92,370
Pioneer Natural Resources	1,400,000	176,078
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $4,038 (1)(3)(4)	1,337	6,953
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $33,184 (1)(3)(4)	9,021	46,909
Total Energy		767,230

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

FINANCIALS 8.2%
Banks 0.9%
Fifth Third Bancorp	5,000,000	136,900
Webster Financial	3,250,000	152,328
		289,228
Capital Markets 3.2%
Cboe Global Markets	2,500,000	287,275
KKR, Class A	7,000,000	187,950
MarketAxess Holdings	385,000	126,087
TD Ameritrade Holding	8,500,000	396,950
Tradeweb Markets, Class A	1,500,000	55,470
		1,053,732
Consumer Finance 0.2%
SLM	7,500,000	66,188
		66,188
Insurance 3.9%
Assurant	2,000,000	251,640
Axis Capital Holdings	2,000,000	133,440
Fidelity National Financial	8,000,000	355,280
Progressive	1,250,000	96,562
Willis Towers Watson	2,500,000	482,425
		1,319,347
Total Financials		2,728,495
HEALTH CARE 18.5%
Biotechnology 2.6%
Alkermes (1)	7,500,000	146,325
Alnylam Pharmaceuticals (1)	1,200,000	96,504
Argenx, ADR (1)	500,000	56,980
Ascendis Pharma, ADR (1)	425,000	40,936
Incyte (1)	1,825,000	135,470
Neurocrine Biosciences (1)	1,300,000	117,143
Sage Therapeutics (1)	500,000	70,145
Sarepta Therapeutics (1)	500,000	37,660

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Seattle Genetics (1)	2,100,000	179,340
		880,503
Health Care Equipment & Supplies 8.5%
Alcon (1)	2,750,000	160,298
Cooper	2,200,000	653,400
Exact Sciences (1)	1,300,000	117,481
Hologic (1)	12,750,000	643,747
ICU Medical (1)	800,000	127,680
IDEXX Laboratories (1)	375,973	102,238
Teleflex (2)	2,350,000	798,412
West Pharmaceutical Services	1,490,274	211,351
		2,814,607
Health Care Providers & Services 0.6%
Acadia Healthcare (1)(2)	5,000,000	155,400
MEDNAX (1)	1,500,000	33,930
		189,330
Health Care Technology 0.1%
Veeva Systems, Class A (1)	300,000	45,807
		45,807
Life Sciences Tools & Services 4.1%
Agilent Technologies	7,000,000	536,410
Avantor (1)	11,500,000	169,050
Bruker (2)	9,400,000	412,942
PRA Health Sciences (1)	2,500,000	248,075
		1,366,477
Pharmaceuticals 2.6%
Amneal Pharmaceuticals (1)	5,100,000	14,790
Catalent (1)(2)	8,000,000	381,280
Elanco Animal Health (1)	8,250,000	219,368
Perrigo	4,250,000	237,532
		852,970
Total Health Care		6,149,694

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 18.1%
Aerospace & Defense 3.9%
BWX Technologies	3,200,000	183,072
L3Harris Technologies	2,750,000	573,760
Textron	11,000,000	538,560
		1,295,392
Airlines 0.8%
Alaska Air Group	1,500,000	97,365
United Airlines Holdings (1)	2,000,000	176,820
		274,185
Building Products 0.2%
Allegion	750,000	77,738
		77,738
Commercial Services & Supplies 0.5%
Waste Connections	1,750,000	161,000
		161,000
Electrical Equipment 1.3%
Sensata Technologies Holding (1)(2)	8,500,000	425,510
		425,510
Industrial Conglomerates 1.1%
Roper Technologies	1,000,000	356,600
		356,600
Machinery 4.8%
Colfax (1)(2)	8,250,000	239,745
Fortive	4,500,000	308,520
Gardner Denver Holdings (1)(2)	12,250,000	346,552
IDEX	2,500,000	409,700
Xylem	3,750,000	298,575
		1,603,092
Professional Services 4.6%
Clarivate Analytics (1)	6,360,599	107,303
CoStar Group (1)	500,000	296,600
Equifax	806,920	113,509
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
IHS Markit (1)	3,750,000	250,800
TransUnion	4,250,000	344,718
Verisk Analytics	2,500,000	395,350
		1,508,280
Road & Rail 0.9%
JB Hunt Transport Services	2,750,000	304,288
		304,288
Total Industrials & Business Services		6,006,085
INFORMATION TECHNOLOGY 19.9%

Electronic Equipment, Instruments & Components 3.4%
Cognex	1,389,601	68,271
Corning	10,000,000	285,200
FLIR Systems	1,750,000	92,033
Keysight Technologies (1)	5,000,000	486,250
National Instruments	4,500,000	188,955
		1,120,709
IT Services 6.6%
Black Knight (1)	2,750,000	167,915
CoreLogic (1)(2)	6,150,000	284,560
Fidelity National Information Services	2,500,000	331,900
Fiserv (1)	4,000,000	414,360
FleetCor Technologies (1)	1,300,000	372,814
Gartner (1)	1,000,000	142,990
Global Payments	2,870,200	456,362
Shopify, Class A (1)	65,000	20,258
		2,191,159
Semiconductors & Semiconductor Equipment 5.1%
Entegris	3,100,000	145,886
Marvell Technology Group	13,750,000	343,337
Maxim Integrated Products	4,000,000	231,640
Microchip Technology	5,800,000	538,878
Skyworks Solutions	2,500,000	198,125
Xilinx	2,400,000	230,160
		1,688,026
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Software 4.8%
Atlassian, Class A (1)	1,800,000	225,792
Ceridian HCM Holding (1)	3,525,000	174,029
DocuSign (1)	3,750,000	232,200
Slack Technologies, Class A (1)	2,750,000	65,258
Splunk (1)	2,000,000	235,720
SS&C Technologies Holdings	2,250,000	116,033
Symantec	7,429,254	175,553
Workday, Class A (1)	2,250,000	382,410
		1,606,995
Total Information Technology		6,606,889
MATERIALS 6.2%
Chemicals 1.8%
Air Products & Chemicals	1,000,000	221,860
RPM International	4,250,000	292,442
Valvoline	4,495,500	99,036
		613,338
Construction Materials 0.6%
Martin Marietta Materials	750,000	205,575
		205,575
Containers & Packaging 3.3%
Avery Dennison	1,866,437	211,971
Ball	9,250,000	673,493
Sealed Air	5,000,000	207,550
		1,093,014
Metals & Mining 0.5%
Franco-Nevada	500,000	45,580
Kirkland Lake Gold	2,327,087	104,254
		149,834
Total Materials		2,061,761

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Class A, Acquisition Date: 5/26/15,
Cost $3,315 (1)(3)(4)	233,899	3,983
Total Real Estate		3,983
UTILITIES 2.1%
Electric Utilities 0.6%
Eversource Energy	2,500,000	213,675
		213,675
Gas Utilities 0.4%
Atmos Energy	1,100,000	125,279
		125,279
Multi-Utilities 1.1%
Sempra Energy	2,500,000	369,025
		369,025
Total Utilities		707,979
Total Common Stocks (Cost $20,409,860)		31,065,324

CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.2%
Internet & Direct Marketing Retail 0.2%
Roofoods, Series F, Acquisition Date: 9/12/17,
Cost $42,389 (1)(3)(4)	119,888	46,594
Roofoods, Series G, Acquisition Date: 5/16/19,
Cost $1,380 (1)(3)(4)	3,301	1,380
Total Consumer Discretionary		47,974
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
WeWork, Series D-1, Acquisition Date: 12/9/14,
Cost $21,046 (1)(3)(4)	1,263,943	21,525

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE MID-CAP GROWTH FUND

		Shares	$ Value
	(Cost and value in $000s)

	WeWork, Series D-2, Acquisition Date: 12/9/14,
	Cost $16,536 (1)(3)(4)	993,098	16,912

Total Real Estate			38,437
	Total Convertible Preferred Stocks (Cost $81,351)		86,411

	SHORT-TERM INVESTMENTS 6.3%

	Money Market Funds 6.3%

	T. Rowe Price Treasury Reserve Fund, 2.04% (2)(5)	2,100,345,206	2,100,345

	Total Short-Term Investments (Cost $2,100,345)		2,100,345

	Total Investments in Securities 100.0%
	(Cost $22,591,556)		$33,252,080

	Other Assets Less Liabilities (0.0)%		(4,866)

Net Assets 100.0%			$33,247,214

‡		Shares are denominated in U.S. dollars unless otherwise noted.
	(1) Non-income producing
	(2) Affiliated Companies
	(3)	Security cannot be offered for public resale without first being registered
		under the Securities Act of 1933 and related rules ("restricted security").
		Acquisition date represents the day on which an enforceable right to acquire
		such security is obtained and is presented along with related cost in the
		security description. The fund has registration rights for certain restricted
		securities. Any costs related to such registration are borne by the issuer. The
		aggregate value of restricted securities (excluding 144A holdings) at period-
	end amounts to $144,256 and represents 0.4% of net assets.
	(4) Level 3 in fair value hierarchy.
	(5) Seven-day yield
ADR	American Depositary Receipts

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Acadia Healthcare	$46	$18,183	$—
Amneal Pharmaceuticals	(42,067)	(35,197)	—
Bruker	2,167	130,939	1,128
Casey's General Stores	784	61,953	1,710
Catalent	1,805	130,172	—
Colfax	266	54,585	—
CoreLogic	833	77,662	—
Gardner Denver Holdings	730	54,586	—
Levi Strauss, Class A	39	978	—
Sensata Technologies Holding	1,252	47,844	—
Sprouts Farmers Market	220	(25,241)	—
Teleflex	56,588	154,834	2,618
TreeHouse Foods	489	16,101	—
Visteon	92	30,210	—
T. Rowe Price Treasury Reserve
Fund	—	—	32,638
T. Rowe Price Short-Term
Fund	—	—	—++
Totals	$23,244#	$717,609	$38,094+

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE MID-CAP GROWTH FUND

Supplementary Investment Schedule
		Value	Purchase	Sales	Value
Affiliate		12/31/18	Cost	Cost	9/30/19
Acadia Healthcare	$	* $	41,929$	1,124$	155,400
Amneal Pharmaceuticals		98,093	1,520	49,626	*
Bruker		279,838	3,204	1,039	412,942
Casey's General Stores		243,466	2,622	1,837	306,204
Catalent		241,645	11,059	1,596	381,280
Colfax		125,400	61,249	1,489	239,745
CoreLogic		200,520	7,930	1,552	284,560
Gardner Denver Holdings		*	117,924	1,828	346,552
Levi Strauss, Class A		—	56,327	185	57,120
Sensata Technologies
Holding		421,496	3,947	47,777	425,510
Sprouts Farmers Market		*	1,297	1,076	116,040
Teleflex		710,820	7,734	74,976	798,412
TreeHouse Foods		177,485	1,990	1,501	194,075
Visteon		*	22,758	706	115,556
T. Rowe Price Treasury
Reserve Fund		1,617,263	¤	¤	2,100,345
T. Rowe Price Short-Term
Fund		—	¤	¤	—
					$5,933,741^
#			Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++			Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+			Investment income comprised $38,094 of dividend income and $0 of interest income.
*			On the date indicated, issuer was held but not considered an affiliated company.
¤			Purchase and sale information not shown for cash management funds.
^			The cost basis of investments in affiliated companies was $4,862,101.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$31,007,479	$—	$57,845	$31,065,324
Convertible Preferred Stocks	—	—	86,411	86,411
Short-Term Investments	2,100,345	—	—	2,100,345
Total	$33,107,824	$—	$144,256	$33,252,080

T. ROWE PRICE MID-CAP GROWTH FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $110,939,000 for the period ended September 30,
2019. During the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000 s)	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total	Total	Out of	Balance
	1/1/19	Period	Purchases	Sales	Level 3	9/30/19
Investment in Securities
Common Stocks	$79,641	$(7,558)	$–	$(14,238)	$–	$57,845
Convertible Preferred Stocks	199,120	(93,040)	1,380	–	(21,049)	86,411
Total Level 3	$278,761	$(100,598)	$1,380	$(14,238)	$(21,049)	$144,256